SUPPLEMENT DATED SEPTEMBER 30, 2002

TO

PROSPECTUS DATED MAY 1, 2002

FOR

FUTURITY CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT G

The following investment options will not be available as Sub-Accounts under the Futurity Corporate Variable Universal Life Insurance Policies on or after September 30, 2002: SCSM INVESCO Energy Fund, SCSM INVESCO Health Sciences Fund, SCSM INVESCO Technology Fund and SCSM INVESCO Telecommunications Fund.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.